Nature of Operations and Basis of Presentation - Additional Information (Detail)	1 Months Ended			9 Months Ended	11 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($) $ / shares shares	Dec. 30, 2014 USD ($) Employee Restaurant License Franchise shares	Nov. 30, 2014 USD ($) shares	Sep. 29, 2015 Restaurant License Franchise shares	Nov. 25, 2014 shares	Dec. 30, 2014 USD ($) Employee Restaurant License Franchise shares
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Place of formation				Delaware		Delaware
Date of formation				Jul. 24, 2014		Jul. 24, 2014
Proceeds from issuance IPO | $						$ 92,289,000
Common units held				12,241,482
Voting rights description				Each share of Class B common stock provides its holder with no economic rights but entitles the holder to one vote on matters presented to The Habit Restaurants, Inc.'s stockholders. Holders of Class A common stock and Class B common stock generally vote together as a single class on all matters presented to our stockholders for their vote or approval, except as otherwise required by applicable law.		Each share of Class B common stock provides its holder with no economic rights but entitles the holder to one vote on matters presented to The Habit Restaurants, Inc.'s stockholders. Holders of Class A common stock and Class B common stock generally vote together as a single class on all matters presented to our stockholders for their vote or approval, except as otherwise required by applicable law.
Number of fast casual restaurants | Restaurant		109		124		109
Number of license agreements | License		2		3		2
Number of franchise agreements | Franchise		3		3		3
Number of licensed location | License				3
Number of franchise location | Franchise				1
Number of employees | Employee		3,095				3,095
Bridge Loan [Member] | LIBOR [Member]
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Amount of debt incurred | $		$ 30,000,000				$ 30,000,000
Debt interest rate			2.25%			2.25%
Debt maturity period						2 days
Terms of debt incurred						The Company made interest payments equal to 30 day LIBOR plus 2.25%.
Class A Common Stock [Member]
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Common stock shares sold	5,750,000	5,750,000		4,785,204	50,100
Common stock issued price per share | $ / shares	$ 30.96
Proceeds from issuance of follow-on offering | $	$ 0
Common stock shares sold		8,974,550		13,759,754		8,974,550
Class B Common Stock [Member]
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Common stock shares sold		17,028,204		(4,785,204)
Conversion of common stock	4,785,204
Common stock shares sold		17,028,204		12,241,482		17,028,204
Habit Restaurants, LLC [Member]
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Common units held			8,974,550
Habit Restaurants, LLC [Member] | Adjustment [Member]
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Percentage of ownership interest			34.60%
Follow-On Offering [Member]
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Common units held	13,759,754
Economic interest	52.90%
Follow-On Offering [Member] | Habit Restaurants, LLC [Member]
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Common units held	12,243,000
Economic interest	47.10%
Follow-On Offering [Member] | KarpReilly LLC [Member]
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Voting power	38.20%
Voting rights description				Upon the completion of the follow-on offering, because affiliates of KarpReilly collectively owned less than 50% of the total voting power of our common stock, the company was no longer a "controlled company" within the meaning of the Nasdaq listing standards.
Follow-On Offering [Member] | KarpReilly LLC [Member] | Class A Common Stock [Member]
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Economic interest	16.40%
Follow-On Offering [Member] | KarpReilly LLC [Member] | Class B Common Stock [Member]
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Economic interest	62.80%
Follow-On Offering [Member] | One or More Historic Investors [Member]
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Voting power	8.70%
Follow-On Offering [Member] | Public Shareholders [Member]
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Voting power	44.20%
Follow-On Offering [Member] | Public Shareholders [Member] | Class A Common Stock [Member]
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Common stock shares sold	11,500,000
Initial Public Offering [Member] | Class A Common Stock [Member]
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Common stock shares sold			5,750,000
Proceeds from issuance IPO | $			$ 92,300,000
Initial Public Offering [Member] | Habit Restaurants, LLC [Member]
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Common units held			17,028,204
Initial Public Offering [Member] | Habit Restaurants, LLC [Member] | Class B Common Stock [Member]
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Economic interest			65.50%
Initial Public Offering [Member] | Habit Restaurants, LLC [Member] | Adjustment [Member]
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Economic interest			65.40%
Initial Public Offering [Member] | One or More Historic Investors [Member]
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Voting power			12.40%
Initial Public Offering [Member] | Investor [Member]
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Voting power			22.10%
Initial Public Offering [Member] | Investor [Member] | Class A Common Stock [Member]
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Common stock shares sold			5,750,000
Selling Stockholders [Member]
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Proceeds from issuance of follow-on offering | $	$ 170,900,000